STOCK COMPENSATION PLANS - STOCK COMPENSATION PLANS NARRATIVE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares authorized (shares)	65,800,000
Employee service share-based compensation, nonvested awards, compensation cost not yet recognized	$ 62,274
Employee service share-based compensation, nonvested awards, compensation cost not yet recognized, period for recognition	2 years 1 month
Intrinsic value of share-based liabilities paid, combined with the fair value of shares vested (in millions of dollars)	$ 29,981	$ 22,062	$ 46,113
Deferred performance stock units, deferred restricted stock units, and directors' fees and accumulated dividend amounts representing deferred stock units outstanding	369,278
Employee stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee service share-based compensation, nonvested awards, compensation cost not yet recognized, period for recognition	2 years 5 months
Share-based compensation arrangement by share-based payment award, expiration period	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	4 years
Weighted-average fair value of options granted (per share)	$ 15.76	$ 11.46	$ 18.99
Intrinsic value of options exercised (in millions of dollars)	$ 45,998	$ 73,944	$ 66,161
Employee service share-based compensation, nonvested awards, compensation not yet recognized, stock options	$ 15,849
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee service share-based compensation, nonvested awards, compensation cost not yet recognized, period for recognition	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
Performance Shares [Member] | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement, by share based payment award, equity instruments other than options, performance score, percentage	0.00%
Performance Shares [Member] | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement, by share based payment award, equity instruments other than options, performance score, percentage	250.00%
Performance Stock Units and Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, conversion basis (shares)	1